Note 9 - Staff Numbers and Costs - Aggregate Remuneration Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 15,237	$ 14,550	$ 13,565
Social security costs	730	795	803
Pension contributions	844	850	792
Short-term compensated absences	1,277	1,200	1,296
Total	$ 18,088	$ 17,395	$ 16,456